Equity Equity (Dividends) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended		126 Months Ended
	Feb. 15, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid		$ 0.1580	$ 0.1580	$ 0.1580	$ 0.1580
Dividends declared on common stock (per share amount)		$ 0.32	$ 0.16	$ 0	$ 0.16	$ 0.31	$ 0.15	$ 0	$ 0.15	$ 0.6399	$ 0.6095
Treasury Stock, Value, Acquired, Cost Method												$ 1,900
Acquisition of treasury stock (shares)												154.3
Treasury Stock Acquired, Average Cost Per Share												$ 12.12
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 264								$ 264
Subsequent Event
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.1659